Schedule of other non-current assets (Details) - Nonrelated Party [Member] - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Value Added Tax (VAT)	€ 290,150	€ 630,342	€ 912,424
Research and development tax credit		167,000	650,000
Other non-current assets	14,594	207,218	39,079
Total other non-current assets	€ 304,744	€ 1,004,560	€ 1,601,503